Offsets	Dec. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Jun. 01, 2023
Fee Offset Claimed	$ 5,901.52
Explanation for Claimed Amount
(3) An aggregate fee of $6,164.87 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 1, 2023 (the “June 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the June 2023 Schedule TO-I filed on July 5, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $6,164.87 filing fee paid in connection with the June 2023 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 2, 2025 (the “June 2025 Schedule TO-I”). More specifically, $263.35 from the filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the final transaction fee due from the June 2025 Schedule TO-I, and $5,901.52 from the filing fee paid in connection with the June 2023 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $2,735.15 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 2, 2025 was $895.35, as $5,848,131.37 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,839.80 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $10,555.74 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 2, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 1, 2025 was $7,035.49, as $45,953,578.06 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $3,520.25 filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Jun. 01, 2023
Fee Paid with Fee Offset Source	$ 5,901.52
Explanation for Claimed Amount
(3) An aggregate fee of $6,164.87 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 1, 2023 (the “June 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the June 2023 Schedule TO-I filed on July 5, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $6,164.87 filing fee paid in connection with the June 2023 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 2, 2025 (the “June 2025 Schedule TO-I”). More specifically, $263.35 from the filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the final transaction fee due from the June 2025 Schedule TO-I, and $5,901.52 from the filing fee paid in connection with the June 2023 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $2,735.15 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 2, 2025 was $895.35, as $5,848,131.37 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,839.80 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
An aggregate fee of $10,555.74 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 2, 2025 (the “September 2025 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 1, 2025 was $7,035.49, as $45,953,578.06 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $3,520.25 filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Dec. 02, 2024
Fee Offset Claimed	$ 1,839.8
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Dec. 02, 2024
Fee Paid with Fee Offset Source	$ 1,839.8
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 3,520.25
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 3,520.25